As filed with the Securities and Exchange Commission on October 25, 2013

1933 Act Registration No. 333-133691

1940 Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  ☐

Post-Effective Amendment No. 14 ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17 ☒

(Check appropriate box or boxes)

THE ROXBURY FUNDS

(Exact Name of Registrant as Specified in Charter)

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

(Address of Principal Executive Offices, including Zip Code)

(800) 497-2960

(Registrant’s Telephone Number, including Area Code)

Brian C. Beh

Roxbury Capital Management, LLC

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

(Name and Address of Agent for Service)

COPY TO:

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☒ On November 1, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE
ROXBURY FUNDS

Disciplined Investing. Independent Thinking.™

PROSPECTUS

NOVEMBER 1, 2013

Roxbury/Hood River Small-Cap Growth Fund

Ticker: RSCIX

Roxbury/Mar Vista Strategic Growth Fund

Ticker: RMSIX

Institutional Shares

Telephone: (800) 497-2960

www.RoxburyFunds.com

This prospectus contains important information about these mutual funds, including information on their investment policies, risks, and fees.  For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
SUMMARY SECTION — Roxbury/Hood River Small-Cap Growth Fund

Investment Objective	1
Fees and Expenses of the Fund	1
Example	2
Portfolio Turnover	2
Principal Investment Strategies	2
Principal Risks	3
Performance Information	4
Investment Adviser	5
Sub-Adviser	5
Portfolio Managers	5
Purchase and Sale of Fund Shares	5
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6

SUMMARY SECTION — Roxbury/Mar Vista Strategic Growth Fund

Investment Objective	7
Fees and Expenses of the Fund	7
Example	8
Portfolio Turnover	8
Principal Investment Strategies	8
Principal Risks	9
Performance Information	10
Investment Adviser	11
Sub-Adviser	11
Portfolio Managers	11
Purchase and Sale of Fund Shares	11
Tax Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	11

ADDITIONAL INFORMATION ABOUT THE FUNDS
Details about the goals, strategies, risks and financial history of the Funds.

Investment Objectives	12
Additional Information about Principal Investment Strategies	12
Additional Principal Risk Information	13
Disclosure of Portfolio Holdings	14

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MANAGEMENT OF THE FUNDS
Details about the service providers.

Investment Adviser	15
Investment Sub-Advisers	15
Advisory and Sub-Advisory Fees	15
Portfolio Managers of the Funds	16
Prior Related Performance Information of Mar Vista	17
Service Providers	18

SHAREHOLDER INFORMATION
Policies and instructions for opening, maintaining, and closing an account in the Funds.

Pricing of Shares	19
Purchase of Shares	19
Redemption of Shares	20
Exchange of Shares	22
Distributions	23
Taxes	23

DISTRIBUTION AND SHAREHOLDER SERVICE ARRANGEMENTS	25
FINANCIAL HIGHLIGHTS	26
GLOSSARY	28

For information about key terms and concepts, please refer to the “Glossary.”

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SUMMARY SECTION — Roxbury/Hood River Small-Cap Growth Fund

INVESTMENT OBJECTIVE

The Roxbury/Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks superior long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	1.00%
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	1.00%
Distribution (12b-1) and/or Service Fees	None
Other expenses	0.59%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses(2)	1.60%
Fee Waivers/Expense Reimbursements(2)	(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements(2)	1.26%

(1)         “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

(2)         The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Small-Cap Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (“Excludable Expenses”) to 1.25%.  Excludable Expenses are expected to exceed 1.25%.  The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund’s Board of Trustees and the investment adviser.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$128	$400	$692	$1,659

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

•                                          Common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River”), the Fund’s sub-adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Indices (“small-cap companies”);

•                                          Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

•                                          Options on indices of the common stock of small-cap companies; and

•                                          Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

As a non-fundamental policy, no more than 15% of the Fund’s total assets may at anytime be committed or exposed to derivative strategies, which includes options and futures contracts.  The value of such derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.  For purposes of the Fund’s 80% policy discussed above, (1) options held by the Fund will be calculated based on the most recent sale price rather than the notational value of such options and (2) futures contracts will be calculated based on the most recent settlement price. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund’s objective.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”), and in convertible securities, including preferred stock, warrants and debentures.

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In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk.  However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of June 30, 2013, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $33.4 million and $1,639.3 million and, as of September 30, 2013, the range of market capitalizations represented by companies in the S&P SmallCap 600® Index was between $300 million and $1.4 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy.  The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Risk Information.”

•                  It is possible to lose money by investing in the Fund.  There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•                  The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•                  The Fund is subject to greater volatility than funds that invest in large-cap companies.  Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap companies may also be more difficult to value than large-cap companies.

•                  Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential.  If Roxbury’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value Roxbury has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•                  Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•                  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the

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receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•                  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives.  Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments.  In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position.  These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.  Future contracts and options may not always be successful hedges and using them could lower the Fund’s total return.  Future contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. The potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.

•                  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

•                  The Fund engages in active and frequent trading, resulting in high portfolio turnover.  The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving taxable gains in the year.

•                  The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.  This performance information includes performance of the Fund’s predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007.  The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling (800) 497-2960.

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Average Annual Total Returns for the Calendar Years Since Inception*

Best Quarter 22.35%	Worst Quarter (25.90)%
June 30, 2009	December 31, 2008

*The year-to-date return for the Fund is 30.45% as of September 30, 2013.

Average Annual Total Returns as of December 31, 2012	1 Year	5 Year	Since Inception (1/2/03)
Return Before Taxes	23.06%	4.47%	10.38%
Return After Taxes on Distributions	23.06%	4.47%	9.61%
Return After Taxes on Distributions and Sales of Fund Shares	14.99%	3.84%	8.89%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

INVESTMENT ADVISER

Roxbury Capital Management, LLC

SUB-ADVISER

Hood River Capital Management LLC

PORTFOLIO MANAGERS

Robert C. Marvin CFA, CPA Managing the Predecessor Fund from July 2002 to February 2007 and the Fund since February 2007	Brian P. Smoluch CFA Managing the Predecessor Fund from July 2002 to February 2007 and the Fund since February 2007

David G. Swank CFA Managing the Fund since April 2009

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment in the Fund is $100,000.  Additional investments may be made in any amount.

A shareholder may sell (redeem) shares on any Business Day.  Shares may be redeemed in one of the following ways:

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By Regular mail- Send a written request to:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9814

Providence, RI  02940

By Wire:

Call BNY Mellon at (800) 497-2960

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or individual retirement account.  Distributions may be taxable upon withdrawal from a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION — Roxbury/Mar Vista Strategic Growth Fund

INVESTMENT OBJECTIVE

The Roxbury/Mar Vista Strategic Growth Fund (the “Strategic Growth Fund” or the “Fund”) seeks superior long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Growth Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	0.75%
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	0.75%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.75%
Distribution (12b-1) and/or Service Fees	None
Other expenses	3.25%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses(2)	4.01%
Fee Waivers/Expense Reimbursements(2)	(3.10)%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements(2)	0.91%

(1)         “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.  The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

(2)         The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Strategic Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (“Excludable Expenses”) to 0.90%.  Excludable Expenses are expected to exceed 0.90%.  The waivers and reimbursements will remain in effect through November 1, 2014 unless terminated sooner by mutual agreement of the Fund’s Board of Trustees and the investment adviser.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$936	$1,797	$4,023

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Strategic Growth Fund, under normal market conditions, invests in equity securities that are judged by the Fund’s sub-adviser, Mar Vista Investment Partners, LLC (“Mar Vista”), to have strong growth characteristics and that are undervalued in the marketplace.  Under normal circumstances, the Fund will invest primarily (at least 65% of its net assets) in large capitalization securities with a market capitalization which at the time of purchase is consistent with the capitalization ranges of the Russell 1000®Growth Index and S&P 500® Index (“large-cap companies”).  The Fund may also invest up to 35% in securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista, seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar Vista believes trade at a discount to the value of the companies.  Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells stocks when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or it achieves Mar Vista’s estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks.  However, the actual amount of the portfolio holdings may vary due to market conditions.  Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”).

As of June 30, 2013, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $0.3 billion and $51.1 billion and, as of September 30, 2013, the range of market capitalization represented by companies in  the S&P 500® Index had a minimum market capitalization of $4 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.

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PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Risk Information.”

•                  It is possible to lose money by investing in the Fund.  There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•                  The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•                  Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential.  If Mar Vista’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value Mar Vista has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•                  Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

•                  Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•                  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•                  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

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•           The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund’s investment strategies.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception compared with those of the Russell 1000® Growth Index, which is a broader measure of market performance.  The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling (800) 497-2960.

Average Annual Total Returns for the Calendar Years Since Inception*

Best Quarter 12.94%	Worst Quarter (3.76)%
March 31, 2012	June 30, 2012

*The year-to-date return for the Fund is 18.95% as of September 30, 2013.

Average Annual Total Returns as of December 31, 2012	1 Year	Since Inception (11/1/11)
Return Before Taxes	14.76%	13.71%
Return After Taxes on Distributions	14.38%	13.38%
Return After Taxes on Distributions and Sales of Fund Shares	9.95%	11.62%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	12.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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INVESTMENT ADVISER

Roxbury Capital Management, LLC

SUB-ADVISER

Mar Vista Investment Partners, LLC

PORTFOLIO MANAGERS

Silas A. Myers CFA Portfolio manager since November 2011	Brian L. Massey CFA Portfolio manager since November 2011

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment in the Fund is $100,000.  Additional investments may be made in any amount.

A shareholder may sell (redeem) shares on any Business Day.  Shares may be redeemed in one of the following ways:

By Regular mail- Send a written request to:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9814

Providence, RI  02940

By Wire:

Call BNY Mellon at (800) 497-2960.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or individual retirement account.  Distributions may be taxable upon withdrawal from a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

INVESTMENT OBJECTIVES

The Roxbury/Hood River Small-Cap Growth Fund seeks superior long-term growth of capital.  The Fund’s investment objective may not be changed without shareholder approval.

The Roxbury/Mar Vista Strategic Growth Fund seeks superior long-term growth of capital.  The Fund’s investment objective may be changed without shareholder approval upon 60 days notice to shareholders.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

Roxbury/Hood River Small-Cap Growth Fund.  Hood River’s research process for the Fund begins by screening a universe of stocks with market capitalizations of less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital.  Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends.  A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.  The policy of the Small-Cap Growth Fund to invest at least 80% of its net assets in certain equity and equity-related securities, as described on page 2, may be changed upon sixty (60) days written notice to shareholders.

The Small-Cap Growth Fund may invest in options, futures contracts and similar investments (known as derivatives) that may be used in hedging, risk management or other fund management purposes consistent with the Small-Cap Growth Fund’s objectives.

The frequency of fund transactions and the Small-Cap Growth Fund’s turnover rate will vary from year to year depending on the market.  A higher turnover rate increases transaction costs (i.e., brokerage commissions) and may create adverse tax consequences for the Fund’s shareholders.  With frequent trading activity, a greater proportion of any dividends paid out by the Small-Cap Growth Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains.  Such factors may have the effect of lowering the Small-Cap Growth Fund’s NAV and overall fund performance.

Roxbury/Mar Vista Strategic Growth Fund.  Mar Vista seeks to invest in companies, particularly large-cap companies, with the potential to grow excess returns on capital into the future and trade at a discount to Mar Vista’s estimate of the value of the companies.  Mar Visa also seeks to invest in companies with management teams that have a proven track record to allocate capital in a way that maximizes the companies’ value.  Mar Vista uses a bottom-up process to identify growth businesses that it believes offer a sustainable competitive advantage and opportunities to grow and reinvest capital.  Some of the factors Mar Vista considers in selecting holdings include:  dominant or rapidly growing market shares; commitments to investing in productivity and innovation; sustainable or expanding profit margins; and well capitalized balance sheets.

All Funds.  The Funds may invest in foreign securities, including American Depositary Receipts (“ADRs”).  ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange.  ADRs make it easier for U.S. citizens to invest in foreign companies due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions.  An American Depositary Share is the share issued under an American Depositary Receipt agreement which is actually traded.

The Funds may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) of the 1940 Act provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions

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imposed by such exemptive order.  It is possible that a Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

At the time of purchase, individual stock holdings may represent up to 5% of a Fund’s value.  However, due to market price fluctuations, individual stock holdings may exceed 5% of a Fund’s value.  The Funds may overweight or underweight certain industries and sectors based on the investment adviser’s or sub-adviser’s opinion of the relative attractiveness of companies within those industries and sectors.  The Funds may not invest in more than 10% of the outstanding voting shares of a company.

In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality.  The result of this action may be that a Fund will be unable to achieve its investment objective.

The Funds also may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”).

ADDITIONAL PRINCIPAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund.  Further information about investment risks is available in the Funds’ SAI.

•                                          Market Risk: The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Price changes may be temporary or last for extended periods.

•                                          Small Company Risk: Companies in which the Funds invest (particularly the Small-Cap Growth Fund) may be more vulnerable than larger companies to adverse business or economic developments.  Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence.  Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•                                          Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•                                          Derivatives Risk: Some of the Small-Cap Growth Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index.  Derivative instruments may be highly volatile. Investing in derivatives involve special risks including liquidity, operational, counterparty, accounting and tax risks.  The use of derivatives is a highly specialized investment activity.  Derivatives may be illiquid and difficult to price.

•                                          Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•                                          Currency Risk: The risk related to investments denominated in foreign currencies.  Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates affect the net asset value of a Fund.

•                                          IPO Risk: The Funds may purchase securities of companies engaged in initial public offerings (“IPOs”).  The price of securities purchased in IPOs can be very volatile.  The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number

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of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  As a Fund’s asset base increases, IPOs often have a diminished effect on fund performance.

•                                          Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.  While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and the Small-Cap Growth Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis through filings with the SEC on Forms N-CSR and N-Q.  In addition, the Funds’ top ten holdings are posted at www.RoxburyFunds.com forty-five days after each calendar quarter end.  Further description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is provided in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Roxbury Capital Management, LLC (“Roxbury”), 6001 Shady Oak Road, Suite 200, Minnetonka, Minnesota 55343, serves as the investment adviser to the Funds.  Roxbury provides investment advisory services to mutual funds and institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals.  As of September 30, 2013, Roxbury had assets under management of approximately $1.155 billion.

INVESTMENT SUB-ADVISERS

Hood River Capital Management LLC (“Hood River”), 1 SW Columbia Street, Suite 430, Portland, Oregon 97258, serves as the sub-adviser to the Small-Cap Growth Fund, subject to the supervision of Roxbury.  Hood River was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors.  As of September 30, 2013, Hood River had assets under management of approximately $698 million.

Mar Vista Investment Partners, LLC (“Mar Vista”), 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025, serves as the sub-adviser to the Strategic Growth Fund, subject to the supervision of Roxbury.  Mar Vista was founded in November 2007.  Mar Vista provides investment advisory services to mutual funds, institutional accounts and individual investors.  As of September 30, 2013, Mar Vista had assets under management of approximately $1.534 billion.

ADVISORY AND SUB-ADVISORY FEES

The Small-Cap Growth Fund pays Roxbury a monthly advisory fee at the annual rate of 1.00% of the Fund’s first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $2 billion.  For the fiscal year ended June 30, 2013, Roxbury received, after waivers and reimbursements, an advisory fee of 0.66% of the average daily net assets of the Small-Cap Growth Fund.  Pursuant to the sub-advisory agreement with Hood River, Roxbury compensates Hood River out of the advisory fee it receives from the Small-Cap Growth Fund for providing sub-advisory services.

The Strategic Growth Fund pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Strategic Growth Fund’s average daily net assets, computed daily and payable monthly.  For the fiscal year ended June 30, 2013, Roxbury, after waivers and reimbursements, did not retain any advisory fee.  Pursuant to the sub-advisory agreement with Mar Vista, Roxbury compensates Mar Vista out of the advisory fee it receives from the Strategic Growth Fund for providing sub-advisory services.

Roxbury has contractually agreed to limit the total annual fund operating expenses of the Small-Cap Growth Fund, excluding taxes and certain other expenses, to 1.25%.  The waivers and reimbursements will remain in effect through December 31, 2020 unless sooner terminated by mutual agreement of the Fund’s Board of Trustees and Roxbury.

Roxbury has contractually agreed to limit the total annual fund operating expenses of the Strategic Growth Fund, excluding taxes and certain other expenses, to 0.90%.  The waivers and reimbursements will remain in effect through November 1, 2014 unless sooner terminated by mutual agreement of the Fund’s Board of Trustees and Roxbury.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements for the Funds is available in the Funds’ Annual Report to shareholders dated June 30, 2013.

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PORTFOLIO MANAGERS OF THE FUNDS

The business experience and educational background of the Funds’ managers is provided below.  The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Small-Cap Growth Fund.  The day-to-day management of the Small-Cap Growth Fund is the responsibility of Hood River’s Small-Cap Growth Investment Team, which includes the individuals listed below.  The Investment Team meets regularly to make investment decisions for the Fund.

Robert C. Marvin, CFA, CPA co-founded Hood River in January 2013 and has twenty years of investment management experience.  From August 2002 to June 2013, Mr. Marvin was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team.  From 1998 to July 2002, Mr. Marvin was with Columbia Management Group (“Columbia”) where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities.  Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm.  Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.  He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.

Brian P. Smoluch, CFA co-founded Hood River in January 2013 and has fourteen years of investment management experience.  From August 2002 to June 2013, Mr. Smoluch was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team.  From 1998 to July 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team, as well as an Equity Analyst focusing on small/mid-cap securities.  From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City.  He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

David G. Swank, CFA co-founded Hood River in January 2013 and has fifteen years of investment experience. His responsibilities include portfolio management as well as equity analysis focusing exclusively on small-cap securities. From April 2009 to June 2013, Mr. Swank was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team.  From 2008 to 2009, Mr. Swank was a Vice President and Healthcare Sector Head with GMT Capital Corporation a long/short equity hedge fund.  From 2000 to 2008, he was employed with Morgan Stanley Management/Frontpoint, Durus Capital and Perseus-Soros Management.  Mr. Swank has a B.S. with distinction from the University of Virginia and an M.B.A. from The Amos Tuck School at Dartmouth College.

The Strategic Growth Fund.  The day-to-day management of the Strategic Growth Fund is the responsibility of Mar Vista’s Strategic Growth Investment Team, which includes the individuals listed below.  The Investment Team meets regularly to make investment decisions for the Fund.

Silas A. Myers, CFA is a co-founder and controlling shareholder of Mar Vista Investment Partners. He serves as a Portfolio Manager for the firm’s Strategic Growth and Focus strategies and has 22 years of investment experience. His analytical emphasis is on industrial and basic materials stocks. Before starting Mar Vista in 2007, Mr. Myers spent seven years as a Portfolio Manager and analyst at Roxbury. He was also an Equity Analyst and Product Specialist at Hotchkis and Wiley, where he performed in-depth industry and company analysis. He began his career as a Vice President and Portfolio Manager at Utendahl Capital Management. He has a B.A. in psychology and an M.B.A., both from Harvard University. He is also a Robert A. Toigo Foundation alumnus.

Brian L. Massey, CFA is a co-founder of Mar Vista Investment Partners. He serves as a Portfolio Manager for the firm’s Strategic Growth and Focus strategies and has 21 years of investment experience. His analytical emphasis is on healthcare and financial stocks. Prior to starting Mar Vista in 2007, Mr. Massey spent 10 years as a Portfolio Manager and Analyst, and Director of Research at Roxbury. Prior to his time at Roxbury, he was a Management Consultant in KPMG Peat Marwick’s Corporate Finance and Strategic Consulting Group. He has a B.S. in economics from Johns Hopkins University and an M.B.A. from The Anderson School of Business at the University of California, Los Angeles.

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PRIOR RELATED PERFORMANCE INFORMATION OF MAR VISTA

Shown below is performance information for a composite of separate accounts (the “Composite”) managed by Mar Vista using a Strategic Growth strategy with substantially similar investment objectives, policies and strategies as the Strategic Growth Fund.  As of September 30, 2013, the Composite consisted of 66 accounts and $852.6 million in assets.  The results presented are not intended to predict or suggest the return to be experienced by the Strategic Growth Fund or the return you might achieve by investing in the Strategic Growth Fund.

You should not rely on the following performance data as an indication of future performance of Roxbury, Mar Vista or of the Strategic Growth Fund.

Among other reasons, the Strategic Growth Fund’s results may be different because of differences in fees and expenses, as the accounts in the Composite are not subject to the same type of expenses to which the Strategic Growth Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Strategic Growth Fund by the Investment Company Act of 1940 or the Internal Revenue Code of 1986.  The performance of the accounts in the Composite may have been adversely affected had they been subject to the same expenses, restrictions and limitations.

TOTAL RETURN OF COMPOSITE

Periods ending September 30, 2013	Gross Composite Performance Results	Net Composite Performance Results	Russell 1000® Growth Index	S&P 500® Index
One Year	19.56%	19.24%	19.28%	19.34%
Three Years	15.37%	15.02%	16.94%	16.26%
Five Years	9.80%	9.45%	12.07%	10.01%
Since inception December 30, 2003	7.72%	7.26%	6.94%	6.50%

Please read the following important notes concerning the Composite:

1.                                      The results shown above (1) represent a composite of all discretionary, fee paying, separate accounts managed using the Strategic Growth strategy for at least one month, (2) reflect the reinvestment of any dividends or capital gains, and (3) with respect to the “Net Composite Performance Results,” are shown after the deduction of advisory, brokerage and all other expenses (excluding fees such as custody fees which are paid separately by the investor).

2.                                      All returns are based in U.S. dollars and are computed using a time-weighted total rate of return.

3.                                      If the Strategic Growth Fund’s expenses were reflected in the performance of the Composite, such performance would be lower than shown.  The composite’s results were calculated by Mar Vista in accordance with the CFA Institute’s Global Investment Performance Standards (“GIPS”).  The CFA Institute has not been involved in the preparation or review of this information.  Also, Mar Vista’s performance measurement processes have not been subject to independent third-party verification.  You should note that once the Fund has a performance history, it will compute and disclose its average annual total return using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Composite.  Results may have been different if the SEC methodology had been used instead of the GIPS methodology.

4.                                     The Russell 1000® Growth Index measures the large-cap growth segment of the U.S. equity universe of stocks.  The S&P 500® Index includes 500 leading companies in leading industries in the U.S. economy.

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The Russell 1000® Growth Index and S&P 500® Index reflect the reinvestment of dividends but do not reflect fee, brokerage commissions or other expenses of investing.  You cannot invest in an index.

SERVICE PROVIDERS

The chart below provides information on the primary service providers of The Roxbury Funds.

ASSET

MANAGEMENT

Investment Adviser Roxbury Capital Management, LLC 6001 Shady Oak Road, Suite 200 Minnetonka, MN 55343 Advises the Roxbury/Hood River Small-Cap Growth Fund and Roxbury/Mar Vista Strategic Growth Fund

Sub-Advisers

Hood River Capital Management LLC

1 SW Columbia Street, Suite 430

Portland, OR 97258

Sub-Advises the Roxbury/Hood River

Small- Cap Growth Fund

Mar Vista Investment Partners, LLC

11150 Santa Monica Blvd. Suite 320

Los Angeles, CA 90025

Sub-Advises the Roxbury/Mar Vista Strategic Growth Fund

THE ROXBURY FUNDS

Roxbury/Hood River Small-Cap Growth Fund

Roxbury/Mar Vista Strategic Growth Fund

FUND OPERATIONS	ASSET SAFEKEEPING

Administrator & Accounting Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Provides facilities, equipment and

personnel to carry out administrative services

related to the Funds and calculates

a Fund’s NAV and distributions.

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY  10286

Holds each Fund’s assets, settles all Fund

trades, and collects most of the valuation

data required for calculating a Fund’s

NAV per share.

SHAREHOLDER SERVICES	DISTRIBUTION

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Handles shareholder services, including

recordkeeping and statements, payment

of distribution, and processing of buy and sell requests.

Distributor Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, ME 04101 Assists with the distribution of the Funds’ shares.

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PRICING OF SHARES

The price of each Fund’s shares is based on its net asset value (“NAV”).  Each Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time that BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ administrator and accounting agent, determines the daily NAV per share.  To determine the value of those securities, BNY Mellon may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees.  When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value.  The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

BNY Mellon determines the NAV per share of the Funds as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”).  The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in a Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by a Fund may trade on weekends or other days when a Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.

PURCHASE OF SHARES

Fund Shares are offered on a continuous basis and are sold without any sales charges.  The minimum initial investment in a Fund is $100,000.  Additional investments may be in any amount.  You may purchase shares as specified below.

Investors may purchase shares of a Fund through financial intermediaries such as financial consultants, securities brokers, dealers, or benefit plan administrators.  Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged.  Some financial intermediaries may appoint subagents.

The Funds reserve the right to change the criteria for eligible investors and investment minimum.

By Mail:  You may purchase shares by sending a check drawn on a U.S. bank payable to The Roxbury Funds, indicating the name of the Fund, along with a completed application.  If a subsequent investment is being made, the check should also indicate your Fund account number.  When you make purchases by check, the Funds may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days).  If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.  Send the check and application to:

Regular mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9814

Providence, RI  02940

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Overnight mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

By Wire: You may purchase shares by wiring federal funds readily available.  Please call BNY Mellon at (800) 497-2960 for instructions.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading.  Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an IRA, an Automatic Investment Plan, or a Payroll Investment Plan, please refer to the Fund’s SAI.

REDEMPTION OF SHARES

You may sell (redeem) your shares on any Business Day. Redemptions are affected by the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% and 0.75% on the redemption amount of the Small-Cap Growth Fund and Strategic Growth Fund, respectively, may be charged (see “Redemption Fees” below). It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks normally are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire normally are wired on the next Business Day following receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or on the second Business Day following receipt of redemption instructions (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

In-Kind Redemptions:  Each Fund reserves the right to honor redemption requests by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of calculating the net asset value of the Fund.

Redemption Fees:  A redemption fee of 1.00% and 0.75% of the total redemption amount (calculated at market value) of the Small-Cap Growth Fund and Strategic Growth Fund, respectively, may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares.  This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Funds.  This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading.  For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first.  However, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period.  This fee will not apply in certain circumstances, including: (i) shares redeemed (a) via a systematic withdrawal plan approved by the adviser; (b) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the adviser; (c) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals, and qualified domestic relations orders; (d) as part of a retirement plan termination or restructuring; (e) to effect a transfer from one retirement plan to another retirement plan in the same Fund; or (f) by a Fund to cover various fees; or (ii) shares converted from one share

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class to another in the same Fund.  See “Exchange of Shares” for additional information regarding the exchange of shares of a Fund.

Frequent Purchases and Redemptions:  The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares can disrupt the management of a Fund, negatively affect a Fund’s performance, and increase expenses for all of a Fund’s shareholders.  In particular, frequent trading can: (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for a Fund; and (iv) trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (some small-capitalization stocks, for example) or are traded primarily in markets outside of the U.S.  Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading.  The Funds reserve the right to reject any purchase or exchange request order at any time and for any reason, without prior written notice.  The Funds may, in certain circumstances, reverse a transaction determined to be abusive.

The Funds will generally monitor trading activity within a 90 day period.  The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations.  In applying these policies, the Funds consider the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in a Fund.  Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application.  Roxbury will seek to make judgments and applications that are consistent with the interests of the affected Fund’s shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund.  Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, a Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders.  The transfer agent for the Funds will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable.  Nonetheless, a Fund’s ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited.  A Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

By Mail:  If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name, your account number and your name.  The written instructions and signature guarantee should be mailed to:

21

Regular mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9814

Providence, RI  02940

Overnight mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

By Telephone:  If you prefer to redeem your shares by telephone you may elect to do so.  However, there are risks with this option.  The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine.  If such procedures are not followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions:  Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the U.S. if the amount is $1,000 or more.  The receiving bank may charge a fee for this service.  For amounts exceeding $10,000, proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions.  You may change the account that you have designated to receive amounts redeemed at any time.  Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee.  A signature and a signature guarantee are required for each person in whose name the account is registered.  Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary, or other institutional investor holds the Fund shares.

If shares to be redeemed represent a recent investment made by check, the Funds reserve the right to withhold the redemption proceeds available until they believe that the check has been collected (which could take up to 10 days).

Small Accounts:  If the value of your account falls below the investment minimum, the Funds may ask you to increase your balance.  If the account value is still below the investment minimum after 60 days, the Funds may close your account and send you the proceeds.  The Funds will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

For additional information on other ways to redeem shares, please refer to the Funds’ SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your Institutional Shares in a Fund for Institutional Shares of another Fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request.  A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter.  See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of a Fund into which the exchange is made.  An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $100,000 for Institutional Shares.

Fees on Exchanges:  If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account.  If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% and 0.75% on the redemption amount necessary for the exchange of the Small-Cap Growth Fund and Strategic Growth Fund, respectively, may be charged.  See “Redemption of Shares” for additional information regarding redemptions and this fee.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary.  The Funds may

22

terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.  This exchange offer is valid only in those jurisdictions where the sale of a Fund’s shares to be acquired through such exchange may be legally made.

Miscellaneous Purchase and Redemption Information Lost Accounts.  If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to the state’s unclaimed property administrator in accordance with statutory requirements.

Customer Identification Program. Federal regulations may require the Funds to obtain certain personal information from you, including your social security number or other government-issued identification when you open an account.  Additional information may be required in certain circumstances.  Applications without such information may not be accepted.  To the extent permitted by applicable law, the Funds reserve the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

DISTRIBUTIONS

Distributions from the net investment income, if any, of a Fund are declared and paid annually to you.  Any net capital gain realized by a Fund also will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased).  All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash.  Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following is a summary of certain U.S. tax considerations that may be relevant to an investor in a Fund.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents and is based on current tax law, which may be subject to change in the future.  You should consult your tax adviser for further information regarding federal, state, local, and/or foreign tax consequences relevant to your specific situation.

Distributions: Each Fund intends to qualify as a regulated investment company for federal tax purposes and to distribute to shareholders all or substantially all of its net investment income and net capital gain each year.  Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares.  For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income.  Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains.  This is true no matter how long you own your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 20%.  U.S. individuals with modified adjusted gross income exceeding $200,000 ($250,000 for married couples filing joint federal income tax returns) are subject to the Medicare Contribution Tax on their net investment income, which includes interest dividends and capital gains, at a rate of 3.8%.  Trust and estates are also subject to the Medicare Contribution Tax.  You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by that Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by that Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before a Fund’s ex-dividend date (and a Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this

23

favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate, or investments in debt securities or “non-qualified” foreign corporations.

A portion of distributions paid by a Fund to shareholders who are corporations will also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate, or by investments in debt securities or foreign corporations.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception.  Distributions declared by a Fund in October, November, or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment.  This is known as “buying into a dividend.”

Sales and Exchanges:  The sale (also known as a redemption) or exchange of Fund shares is a taxable event on which a gain or loss may be recognized.  The amount of the gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition.  Generally, you will recognize a long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them.  Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares.  A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans: The one major exception to the preceding tax principles is that distributions on, and sales and exchanges of shares held in an IRA or other tax-qualified plan will not be currently taxable unless debt was incurred to purchase the shares.

Backup Withholding: The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to a Fund when required to do so that they are not subject to backup withholding or that they are “exempt recipients.”  The withholding rate is currently 28%.

U.S. Tax Treatment of Foreign Shareholders: Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States.  In the case of regulated investment companies such as the Funds, however, dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally exempt from the 30% withholding tax. For Fund taxable years beginning before January 1, 2014, distributions of dividends properly designated as interest related or short-term capital gains are not subject to the 30% withholding tax.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund. Beginning January 1, 2014, however, the Funds will be required to withhold 30% tax on payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

24

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes: You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares.  State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. Government securities.  You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Cost Basis Reporting:  A Fund (or its agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2013, and sold on or after that date.  The Funds have selected “first-in, first out” (FIFO) as the default cost basis method.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.  If you wish to select another cost basis method, please contact the Funds for further information.

Your investment in a Fund could have additional tax consequences.  This short summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.  More tax information relating to the Funds is also provided in the SAI.

DISTRIBUTION AND SHAREHOLDER SERVICE ARRANGEMENTS

Foreside Fund Services, LLC is the Funds’ principal underwriter and serves as the Funds’ distributor (the “Distributor”) in connection with the offering of each Fund’s Shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund Shares.

In addition, Roxbury and/or its affiliates are permitted to make payments relating to sales, servicing, and sales support out of their profits or other sources available to them (and not an additional charge to the Funds).  These payments may include amounts that are sometimes referred to as “revenue sharing” payments.

25

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past five years, if available, for Institutional Shares of the Small-Cap Growth Fund and the Strategic Growth Fund.  Certain information reflects financial results for a single share of the Funds.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds assuming reinvestment of all dividends and other distributions.  Information for the years ended June 30, 2009, June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013 has been audited by BBD, LLP whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available, without charge, upon request.

SMALL-CAP GROWTH FUND –	FOR THE YEARS ENDED JUNE 30,
Institutional Shares	2013	2012	2011	2010	2009
Net Asset Value — Beginning of Year	$17.72	$18.40	$13.24	$10.84	$14.25
Investment Operations:
Net investment loss(1)	(0.12)	(0.15)	(0.16)	(0.12)	(0.10)
Net realized and unrealized gain/(loss) on investments	5.71	(0.53)	5.32	2.52	(3.31)
Total from investment operations	5.59	(0.68)	5.16	2.40	(3.41)
Distributions:
From tax return of capital	—	—	—	—	— (2)
Total distributions	—	—	—	—	—

Redemption fees	— (2)	— (2)	— (2)	— (2)	—

Net Asset Value — End of Year	$23.31	$17.72	$18.40	$13.24	$10.84

Total Return	31.55%	(3.70)%	38.97%	22.14%	(23.90)%

Ratios (to average net assets)/Supplemental Data:
Expenses:
Including waivers/reimbursements	1.25%	1.25%	1.25%	1.25%	1.25%
Excluding waivers/reimbursements	1.59%	1.57%	1.53%	1.45%	1.47%
Net investment loss	(0.58)%	(0.88)%	(0.96)%	(0.92)%	(0.89)%
Portfolio turnover rate	119%	138%	181%	194%	163%
Net assets at the end of year (000 omitted)	$59,893	$57,643	$99,054	$94,207	$77,183

(1)         The net investment loss per share was calculated using the average shares outstanding method.

(2)         Amount is less than $0.01.

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Strategic Growth Fund- Institutional Shares	For the Year Ended June 30, 2013	For the Period Ended June 30, 2012(1)

Net Asset Value — Beginning of Period	$11.00	$10.00

Investment Operations:
Net investment income(2)	0.10	0.08
Net realized and unrealized gain on investments	1.92	0.92
Total from investment operations	2.02	1.00

Distributions:
From net investment income	(0.13)	—
From net realized gains	(0.09)	—
Total Distributions	(0.22)	—
Redemption fees	— (3)	—	(3)

Net Asset Value — End of Period	$12.80	$11.00

Total Return	18.55%	10.00	%**

Ratios (to average net assets)/Supplemental Data:

Expenses:
Including waivers/reimbursements	0.90%	0.90	%*
Excluding waivers/reimbursements	3.99%	4.85	%*
Net investment income	0.82%	1.12	%*
Portfolio turnover rate	59%	27	%**
Net assets at end of period (000 omitted)	$8,665	$6,483

* Annualized

** Not Annualized

(1)         Operations commenced on November 1, 2011.

(2)         The net investment income per share was calculated using the average shares outstanding method.

(3)         Amount is less than $0.01.

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GLOSSARY

Growth Funds

Growth funds invest in the common stock of growth-oriented companies.  Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends.  As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

Investment Adviser

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises, and administers the fund’s investment program.  The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

Sub-Adviser

The investment adviser may delegate the management of a mutual fund to a sub-adviser, subject to approval by the Board of Trustees.

Mutual Fund

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.  Each of the Funds is a separate mutual fund.

Mutual Fund Expenses

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, and custody services.

Net Asset Value or “NAV”

NAV = Assets-Liabilities
Outstanding Shares

Net Investment Income

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

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THE
ROXBURY FUNDS

Disciplined Investing. Independent Thinking.™

Nov 13

FOR MORE INFORMATION

For investors wanting more information on the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain performance data and information on the Funds’ holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance for the most recently completed fiscal year or half-year.

Statement of Additional Information (“SAI”)

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio security holdings.  The information in the SAI is incorporated into this prospectus by reference.

Copies of these documents, and answers to questions about the Funds, may be obtained without charge by contacting:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

(800) 497-2960

9:00 a.m. to 5:00 p.m. Eastern time

The Funds’ SAI, Annual, and Semi-Annual Reports are also available, free of charge, at www.RoxburyFunds.com.

Information about the Funds, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT,
MAKING CHANGES TO EXISTING ACCOUNTS,
PURCHASING OR REDEEMING SHARES,
OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 497-2960.

The investment company registration number is 811-21897.

THE ROXBURY FUNDS

Roxbury/Hood River Small-Cap Growth Fund (RSCIX)

Roxbury/Mar Vista Strategic Growth Fund (RMSIX)

Institutional Shares

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2013

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ current prospectus, dated November 1, 2013, as may be amended from time to time.  A copy of the current prospectus and Annual and Semi-Annual Reports may be obtained, without charge, by writing to the Funds at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling (800) 497-2960 or on the website of The Roxbury Funds at www.RoxburyFunds.com.

The financial statements of the Funds for the fiscal year ended June 30, 2013, included in the Annual Report to shareholders and the report dated August 27, 2013 of BBD, LLP, the independent registered public accounting firm for the Funds, related thereto are incorporated into this SAI by reference.  No other parts of the Annual Report are incorporated herein by reference.

GENERAL INFORMATION	1

FUND HISTORY	1

INVESTMENT POLICIES AND RISKS	1

DISCLOSURE OF FUND HOLDINGS	10

INVESTMENT LIMITATIONS	12

TRUSTEES AND OFFICERS	14

CODES OF ETHICS	18

PROXY VOTING	19

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	20

INVESTMENT ADVISORY, INVESTMENT SUB-ADVISORY AND OTHER SERVICES	21

ADMINISTRATION AND ACCOUNTING SERVICES	25

ADDITIONAL SERVICE PROVIDERS	26

DISTRIBUTION OF SHARES	26

PORTFOLIO MANAGERS - SMALL-CAP GROWTH FUND	27

PORTFOLIO MANAGERS - STRATEGIC GROWTH FUND	29

BROKERAGE ALLOCATION AND OTHER PRACTICES	31

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES	34

PURCHASE, REDEMPTION AND PRICING OF SHARES	36

DIVIDENDS	39

TAXATION OF THE FUNDS	39

PERFORMANCE INFORMATION	41

FINANCIAL STATEMENTS	44

APPENDIX A	A-1

APPENDIX B	B-1

i

GENERAL INFORMATION

The Roxbury Funds (the “Trust”) was organized as a Delaware statutory trust on April 4, 2006.  The Declaration of Trust permits the Board of Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series.  As of the date of this SAI, the Trust offers two series: the Roxbury/Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (the “Strategic Growth Fund”) (each, a “Fund,” and collectively, the “Funds”).  Each Fund offers one class of shares: Institutional Shares.  Institutional Shares are offered to retirement plans and other institutional investors.  Each Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

FUND HISTORY

The Small-Cap Growth Fund began operations as an identically-named series of WT Mutual Fund, a separate Delaware statutory trust.  In connection with a reorganization that was completed on February 2, 2007, the Small-Cap Growth Fund received all of the assets and liabilities of the Roxbury Small-Cap Growth Fund (the “Predecessor Fund”), a series of WT Mutual Fund.

Institutional Shares of the Predecessor Fund commenced operations on January 2, 2003.  The Small-Cap Growth Fund has adopted the accounting and performance history of the Predecessor Fund, for periods prior to the completion of the reorganization mentioned above.

Prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure pursuant to which the Predecessor Fund invested in a corresponding “master series” of WT Investment Trust I (the “Master Trust”), which invested directly in investment securities.  The investment objective, strategies, policies, and limitations of the master series were identical to the Small-Cap Growth Fund.

The Strategic Growth Fund commenced operations on November 1, 2011.

INVESTMENT POLICIES AND RISKS

The following information supplements the information concerning each Fund’s investment objective, policies and limitations found in the prospectus.  The Small-Cap Growth Fund and the Strategic Growth Fund seek superior long-term growth of capital.  The investment objective of the Small-Cap Growth Fund may not be changed without shareholder approval, while the investment objective of the Strategic Growth Fund may be changed without shareholder approval upon 60 days’ notice to shareholders.

The Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of companies that make up the S&P SmallCap 600® and Russell 2000® Indices.  The foregoing investment policy may be changed upon 60 days’ written notice to shareholders.  The Fund may include in its 80% calculation derivative instruments that are tied economically to small-capitalization stocks.

The Strategic Growth Fund, under normal market conditions, invests in equity securities that are judged by the Fund’s sub-adviser to have strong growth characteristics and that are undervalued in the marketplace.  Under normal circumstances, the Fund will invest primarily (at least 65% of its net assets) in large capitalization securities with a market capitalization which at the time of purchase is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index (“large-cap companies”).  The Fund may also invest up to 35% in securities of companies in other capitalization ranges, including small and mid-capitalization stocks.  In addition, the Fund may invest in convertible preferred stock, convertible bonds, warrants or their equivalents and initial public offerings (“IPOs”).

Cash Management.  Each Fund will, under normal market conditions, invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow.  Certain types of these instruments are described below.

Money Market Funds.  Each Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.

U.S. Government Obligations.  Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly.  This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or “Ginnie Mae” securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks (“FHLBs”).  In the case of obligations not backed by the full faith and credit of the U.S., a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have  led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the Federal Government. On

September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).

Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock; (ii) issue capital stock of any kind; (iii) terminate the conservatorship of the FHFA except in connection with a receivership; or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Funds.

Commercial Paper.  Each Fund may invest in commercial paper.  Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the investment adviser or sub-adviser to be of comparable quality.

Bank Obligations.  Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S.  Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation.  Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing.  A brief description of some typical types of bank obligations follows:

•                                          Bankers’ Acceptances.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.  These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•                                          Certificates of Deposit.  Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate.  Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•                                          Time Deposits.  Time deposits are bank deposits for fixed periods of time.

Convertible Securities.  Convertible securities have characteristics similar to both fixed income and equity securities.  Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock.  As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.  The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser or sub-adviser, as applicable, to be of comparable quality (see “Appendix A - Description of Ratings”).  Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.  Should the rating of a security be downgraded subsequent to a Fund’s purchase of the security, the investment adviser or sub-adviser will determine whether it is in the best interest of the Fund to retain the security.

Debt Securities.  Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

Depositary Receipts.  American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Foreign Securities.  Each Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities (see “Depositary Receipts” above).  Foreign securities include equity or debt securities issued by issuers outside the U.S., and include securities in the form of ADRs and EDRs.  Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.  Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to: (i) generally less liquid and less efficient securities markets; (ii) generally greater price volatility; (iii) exchange rate fluctuations and exchange controls; (iv) the imposition of restrictions on the expatriation of funds or other assets; (v) less publicly available information about issuers; (vi) the imposition of taxes; (vii) higher transaction and custody costs; (viii) settlement delays and risk of loss; (ix) difficulties in enforcing contracts; (x) less liquidity and smaller market capitalizations; (xi) lesser regulation of securities markets; (xii) different accounting and disclosure standards; (xiii) governmental interference; (xiv) higher inflation; (xv) social, economic and political uncertainties; (xvi) the risk of expropriation of assets; and (xvii) the risk of war.

Futures and Options on Futures; Derivatives.  Each Fund may purchase futures and options on futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  The Funds may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, each Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract.  A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s or Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

The Funds may also enter into other derivative investments such as swaps.  Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index.  All derivative investments are subject to a number risks such as liquidity, operational, counterparty, accounting and tax risks.  The use of derivatives is a highly specialized investment activity.

Hedging Strategies.  Each Fund may engage in certain hedging strategies that involve options and futures.  The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining their qualifications as regulated investment companies for federal income tax purposes. In February 2012, however, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that will subject the adviser of an investment company to registration with the CFTC as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of CPO under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a CPO under that Act with respect to the Funds.  The Trust, on behalf of the Funds, is required to affirm each Fund’s CPO exclusion annually within 60 days of the start of the calendar year.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the investment adviser was required to register as a CPO, the disclosure and operations of the Funds would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop. A related CFTC proposal to harmonize applicable CFTC and SEC regulations could, if adopted, mitigate certain disclosure and operational burdens if CPO registration were required.

Illiquid Securities.  Each Fund may invest no more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on each Fund’s books.  The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid.  The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser or sub-adviser, pursuant to guidelines approved by the Board.  The investment adviser or sub-adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board.  If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund’s investment adviser or sub-adviser to the Board of Trustees.

Investment Company Securities and Exchange-Traded Funds.  The Funds may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder.  Generally, a Fund may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of a Fund’s total assets would be invested in investment companies.  As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order.  It is possible that a Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

Options on Securities and Securities Indices.  Each Fund may purchase call options on securities that the investment adviser or sub-adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security.  The Funds may purchase put options to hedge against a decline in the market value of securities held in the Funds or in an attempt to enhance return.  A Fund may write (sell) put and covered call options on securities in which they are authorized to invest.  A Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices.  Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.  Of the percentage of the assets of a Fund that is invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

Repurchase Agreements.  Each Fund may invest in repurchase agreements.  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security.  While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser.  Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.

Restricted Securities.  Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration.  Each Fund is subject to investment limitations on the purchase of illiquid securities.  Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation.  This determination is to be made by the investment adviser or sub-adviser pursuant to guidelines adopted by the Board of Trustees.  Under these guidelines, the investment adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades.  In purchasing such restricted securities, the investment adviser or sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.

Securities Lending.  Each Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  A Fund will earn interest on the investment of the cash collateral in U.S. Government securities.  However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser or sub-adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party upon reasonable notice to the other party may terminate any loan.

Temporary Defensive Position.  Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position.  The result of this action may be that a Fund will be unable to achieve its investment objective.

Portfolio Turnover.  The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund’s portfolio securities.  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.  High portfolio turnover may result in increased brokerage costs to the Funds and also adverse tax consequences to the Funds’ shareholders.  The Small-Cap Growth Fund’s portfolio turnover rates for the fiscal years ended June 30, 2013, June 30, 2012 and June 30, 2011 were 119%, 181% and 194% respectively.  The Strategic Growth Fund’s portfolio turnover rates for the fiscal year ended June 30, 2013 and the fiscal period ended June 30, 2012 was 59% and 27%, respectively.

DISCLOSURE OF FUND HOLDINGS

The Funds have policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of the Fund.  Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.

The Funds provide Fund holdings information as required in regulatory filings and shareholder reports, disclose Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities.

A Fund may, but is not required to, post the Fund’s schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund.  Such schedule of investments must be as of a date at least 30 days prior to its posting on the website.  In addition to its schedule of investments, a Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry.  This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website.  The day after any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

A Fund may distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s or the investment adviser’s or sub-adviser’s employees and affiliates that provide services to the Fund.  A Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, any sub-adviser, or principal underwriter, or any affiliated person of the Funds, their investment adviser, any sub-adviser, or its principal underwriter, on the other, the Trust’s Chief Compliance Officer and the President of the Trust must approve a non-public disclosure of Fund holdings.  The Trust’s Chief Compliance Officer must report all arrangements to disclose Fund holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.  Before any non-public disclosure of information about a Fund’s holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security.  The Trust may request certifications from senior officers of authorized recipients that the recipient is using a Fund’s holdings information only in a manner consistent with the Trust’s policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Trust or an investment adviser or sub-adviser or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

Each of the following third parties have been approved to receive Fund holdings information:  (i) BNY Mellon Investment Servicing (US) Inc., (“BNY Mellon”), the Trust’s administrator and accounting agent; (ii) BBD, LLP, the Trust’s independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) The Bank of New York Mellon, the Trust’s custodian in connection with its custody of the Trust’s assets; (v) Drinker Biddle & Reath LLP, Trust counsel; (vi) if applicable, a proxy voting service; and (vii) the following data aggregators and ranking and ratings services:  Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s.  Information may be provided to these parties at any time on conditions of confidentiality.  “Conditions of Confidentiality” include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles.  From time to time, portfolio holding information may be provided to broker-dealers solely in connection with the Trust seeking portfolio securities trading suggestions. The Trust’s investment adviser or sub-adviser and other service providers will establish procedures to ensure that the Trust’s Fund holdings information is only disclosed in accordance with these policies.  Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.

INVESTMENT LIMITATIONS

Each Fund has adopted the investment limitations set forth below.  Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of a Fund.  If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or redemptions of shares will not be considered a violation of the limitation.

As a matter of fundamental policy, each Fund will not:

1.                                      purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that:  (1) a Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.                                      purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.                                      borrow money, provided that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of a Fund’s total assets;

4.                                      make loans to other persons, except by:  (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.                                      underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.                                      purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.                                      purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.                                      issue senior securities, except to the extent permitted by the 1940 Act.

The following non-fundamental investment policies apply to each Fund and may be changed by the Board of Trustees without shareholder approval.  Each Fund will not:

1.             make short sales of securities except short sales against the box;

2.                                      purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that a Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3.                                      purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the oversight of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust.  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers.  Each Trustee is a person who is not an “interested person” of the Trust within the meaning of the 1940 Act (also known as an “Independent Trustee”).  The Officers of the Trust conduct and supervise the Trust’s daily business operations.

Name, Address and Age (1)	Position(s) Held with Trust	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years (3)

INDEPENDENT TRUSTEES
Kenneth Gudorf Age 74	Trustee and Chairman of the Board	Since June 2006	CEO, Agio Capital Partners I, L.P. (private investment company) since approximately 1996.	2	None
John Otterlei Age 64	Trustee	Since June 2006	Chief Investment Officer, Bush Foundation, since 2010; Managing Director, Investments, from 2008 to 2009; Independent Financial Advisor, from 2005 to 2008.	2	None

(1)         The address of each Trustee as it relates to the Trust’s business is c/o The Roxbury Funds, Roxbury Capital Management, LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343.

(2)         Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(3)         Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

As of October 1, 2013, neither of the Independent Trustees nor any of their immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Trust’s investment adviser, sub-adviser or distributor, or any of their respective affiliates, nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

OFFICERS

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past Five Years
Brian C. Beh Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 51	President, Chief Compliance Officer and Anti-Money Laundering Officer	President since April 2006; Chief Compliance Officer and Anti-Money Laundering Officer since August 2012

President, Chief Executive Officer and Chief Compliance Officer of Roxbury Capital Management, LLC, since October 2012; President and Chief Executive Officer of Roxbury Capital Management, LLC since 2007.

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 54	Secretary	Since May 2007	Partner in the law firm Drinker Biddle & Reath LLP.

Brooke Clements Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 37	Treasurer	Treasurer since August 2012

Senior Financial Manager of Roxbury Capital Management, LLC since August 2013; Financial Accounting Manager of Roxbury Capital Management, LLC from  2009-2013; Staff Accountant of Roxbury Capital Management, LLC from 2005-2009.

Becky Krulik Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 30	Assistant Secretary	Assistant Secretary since 2013	Compliance Analyst of Roxbury Capital Management, LLC since 2012. Supervising Principal of Thrivent Financial 2007-2012

(1)         Each Officer shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she sooner dies or is removed.  Any Officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

Leadership Structure and Responsibilities of the Board and the Committee.  The Board is currently composed of two Independent Trustees.  The Board has selected Kenneth Gudorf, an Independent Trustee, to act as Chairman.  Mr. Gudorf’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Gudorf will consult with the other Independent Trustee and the Trust’s Officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular in-person meetings at least four times a year, and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.  The Board of Trustees held four meetings during the fiscal year ended June 30, 2013.

The Board has established one standing committee - the Audit Committee.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time.  The Audit Committee meets twice annually to perform its delegated oversight functions and reports its findings and recommendations to the Board.  For more information on the Committee, see the section “Audit Committee,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee.  The Audit Committee is comprised of both of the Trustees.  Mr. Gudorf serves as the chairman of the Committee.  Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee held two meetings during the fiscal year ended June 30, 2013.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses additional experience, skills and attributes relevant to his qualifications to serve as a Trustee.  Among the attributes common to the Trustees is their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each other, the Adviser, other service providers, counsel and the independent registered public accounting firm.   The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust.

Mr. Gudorf has been a Trustee and Chairman of the Board of Trustees since June 2006.  Mr. Gudorf has over 30 years of experience in investment products and related areas and is currently the Chief Executive Officer of a private investment company.

Mr. Otterlei has been a Trustee since June 2006.  Mr. Otterlei has over 30 years of experience in financial services and investment areas and is currently a Chief Investment Officer of a foundation.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee and (2) indirect oversight through the investment adviser and other service providers, Trust Officers and the Trust’s Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk.  Day-to-day risk management with respect to each Fund is the responsibility of the investment adviser, sub-adviser or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the investment adviser, sub-adviser and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment adviser, sub-adviser and other service providers, receiving and approving compliance policies and procedures, periodic meetings with each Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the investment adviser and sub-adviser and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by the Board’s Audit Committee.  The Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Security and Other Interests.   The following table shows the dollar range of equity securities owned beneficially by each Trustee in each Fund and any registered investment company overseen by the Trustees within the same family of investment companies for the calendar year ended December 31, 2012 stated as one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds
Kenneth Gudorf	$0
John Otterlei	$0

Compensation.  Each Independent Trustee receives from the Trust an annual retainer in the amount of $5,000; $2,000 for each Board and Audit Committee  meeting attended in person; $200 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings.  The Chairman of the Board receives an additional $1,000 annual retainer.  The following table shows the compensation that the Trust paid to the Independent Trustees and Chief Compliance Officer during the Trust’s fiscal year ended June 30, 2013:

Independent Trustee	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to:
Kenneth Gudorf	$18,000	N/A	N/A	$18,000
John Otterlei	$17,000	N/A	N/A	$17,000
Chief Compliance Officer*
Brian C. Beh*	$6,696	$0	$0	$6,696
Lance P. Simpson**	$1,304	$0	$0	$1,304

*                 Mr. Beh became Chief Compliance Officer effective August 29, 2012.  The chart reflects payments he received from the Funds for the Trust’s fiscal year ended June 30, 2013.

**          Mr. Simpson resigned as Chief Compliance Officer on August 29, 2012.  The chart reflects payments he received from the Funds for the Trust’s fiscal year ended June 30, 2013.

CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Trust’s investment adviser, Roxbury Capital Management, LLC (“Roxbury”), the Small-Cap Growth Fund’s sub-adviser, Hood River Capital Management LLC (“Hood River”), and the Strategic Growth Fund’s sub-adviser, Mar Vista Investment Partners, LCC (“Mar Vista”), have each adopted a Code of Ethics.  Each Code of Ethics is intended to prohibit or restrict transactions that may be deemed to create a conflict of interest between Roxbury and the Trust.  Each Code of Ethics identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder.  Persons covered under the Code of Ethics may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions.  Under the Code of Ethics adopted by each of Roxbury, Hood River and Mar Vista, personal trading is subject to pre-clearance and other conditions set forth in its Code of Ethics.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics.  The Code of Ethics is publicly available as exhibits to the Trust’s registration statement filed with the SEC.

PROXY VOTING

The Board of Trustees has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to Roxbury, subject to the Board’s continuing oversight.  In exercising its voting obligations, Roxbury is guided by general fiduciary principles.  It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Fund.  Roxbury will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.

Roxbury has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.

Each of Roxbury’s, Hood River’s and Mar Vista’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Fund.  In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, each of Roxbury’s, Hood River’s and Mar Vista’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies.  In such instances, Roxbury will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.  Roxbury’s proxy voting policies and procedures are attached to this SAI as Appendix B.  Hood River and Mar Vista will use Roxbury’s proxy voting policies and procedures to vote proxies with respect to the Small-Cap Growth Fund and Strategic Growth Fund, respectively.  Each Fund’s proxy voting record for the twelve-month period ending June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 1, 2013, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of each of the Funds.

As of October 1, 2013, the name, address and percentage ownership of each shareholder that owned of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of each of the Funds as follows:

SMALL-CAP GROWTH FUND

Name	Percentage Owned

NFS FBO Northern Trust 499 Washington Blvd Jersey City, NJ 07310	49.20%

SEI Private Trust Company C/O M&T Bank Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	10.92%

Charles Schwab & Co Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	7.96%

SEI Private Trust C/O Sun Trust Bank/WTC One Freedom Valley Drive Oaks, PA 19456	6.44%

FFSB — SCI Trust Account Forethought Center, Highway 46E Batesville, IN 47006	5.09%

STRATEGIC GROWTH FUND

Name	Percentage Owned

NFS FBO Northern Trust 499 Washington Blvd Jersey City, NJ 07310	49.51%

SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	23.95%

Name	Percentage Owned

SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	13.45%

SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	6.33%

Under the 1940 Act, a person who beneficially owns more than 25% of the voting securities of a Fund is presumed to control the Fund.

INVESTMENT ADVISORY, INVESTMENT SUB-ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Advisers.  Roxbury Capital Management, LLC (“Roxbury”), located at 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343, serves as the investment adviser to the Small-Cap Growth Fund and Strategic Growth Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”).  Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments as well as to individuals.  Roxbury is registered as an investment adviser with the SEC.

WT Investments Inc., an investment holding company and a wholly owned subsidiary of, and, therefore, under the control of Wilmington Trust Corporation (“Wilmington Trust”), has a controlling interest in the Adviser. On October 31, 2010, Wilmington Trust Corporation entered into an Agreement and Plan of Merger with M&T Bank Corporation (“M&T”), a New York corporation, and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which MTB One, Inc. would be merged with and into Wilmington Trust, with Wilmington Trust surviving the merger as a wholly-owned subsidiary of M&T.  Because Wilmington Trust had a controlling interest in the Adviser through its subsidiary WT Investments, Inc., the consummation of the merger on May 16, 2011 resulted in a change of control of the Adviser.  Therefore, effective May 16, 2011, M&T indirectly owns more than 25% of the voting stock of the Adviser through M&T’s ownership of WT Investments Inc.

Hood River Capital Management LLC, located at 1 South West Columbia Street, Suite 430, Portland, Oregon 97258, serves as the sub-adviser to the Small-Cap Growth Fund. Hood River was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. Pursuant to the sub-advisory agreement (the “Hood River Sub-Advisory Agreement”), Hood River will be compensated by Roxbury out of the advisory fees Roxbury receives from the Small-Cap Growth Fund. Hood River will be entitled to receive from Roxbury a monthly fee computed and accrued daily at the annual rate of 1.00% of the first $1 billion of the Small-Cap Growth Fund’s average daily net assets, 0.95% of the next $1 billion of the Small-Cap Growth Fund’s average daily net assets, and 0.90% of the Small-Cap Growth Fund’s average daily net assets over $2 billion. Roxbury has a 35% ownership interest in Hood River and is entitled to receive a portion of Hood River’s revenue after certain expenses.

Mar Vista Investment Partners, LLC (“Mar Vista”), located at 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025, serves as the sub-adviser to the Strategic Growth Fund.  Mar Vista was founded in November 2007.  Mar Vista provides investment advisory services to mutual funds, institutional accounts and individual investors.  Pursuant to the sub-advisory agreement (the “Mar-Vista Sub-Advisory Agreement”, and together with the Hood River Sub-Advisory Agreement, the “Sub-Advisory Agreements”), Mar Vista will be compensated by Roxbury out of the advisory fees Roxbury receives from the Strategic Growth Fund.  Mar Vista will be entitled to receive from Roxbury a monthly fee computed and accrued daily at the annual rate of 0.75% of the Strategic Growth Fund’s average daily net assets of the Strategic Growth Fund.  Roxbury has a preferred ownership interest in Mar Vista and is entitled to receive a portion of Mar Vista’s revenue after certain covered and non-covered expenses.

Under the Investment Advisory and Sub-Advisory Agreements, Hood River manages the assets of the Small-Cap Growth Fund and Mar Vista manages the assets of the Strategic Growth Fund, subject to the supervision of Roxbury.  The Investment Advisory and Sub-Advisory Agreements have an initial term of two years and continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by a majority of the outstanding voting securities of the Funds.  The Investment Advisory and Sub-Advisory Agreements may be terminated by the Trust or Roxbury on 60 days’ written notice without penalty and each Sub-Advisory Agreement may be terminated by Hood River or Mar Vista, as applicable, on 60 days’ written notice without penalty.  Each of the Investment Advisory and Sub-Advisory Agreements will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Pursuant to the Investment Advisory Agreement, Roxbury is entitled to receive the following annual investment advisory fees, paid monthly, as a percentage of average daily net assets:

Fund	Annual Fee As a Percentage of Average Daily Net Assets (“assets”)
Strategic Growth Fund	0.75%

Small-Cap Growth Fund	1.00% of the first $1 billion in assets; 0.95% of the next $1 billion in assets; and 0.90% of assets over $2 billion

Roxbury was entitled to the following fees, before waivers and expense reimbursements, from the Small-Cap Growth Fund for the past three fiscal years:

12 Months Ended June 30, 2013	12 Months Ended June 30, 2012	12 Months Ended June 30, 2011

$587,270	$750,951	$908,508

Roxbury was entitled to the following fees, before waivers and expense reimbursements from the Strategic Growth Fund for the past two fiscal years or periods, as applicable:

12 Months Ended June 30, 2013	8 Months Ended June 30, 2012

$58,532	$26,058

Pursuant to an agreement, Roxbury has agreed to waive a portion of its advisory fee or reimburse expenses to the extent the Small-Cap Growth Fund’s and Strategic Growth Fund’s total operating expenses exceed 1.25% and 0.90%, respectively.  Unless the Board of Trustees and Roxbury mutually agree to its earlier termination, the agreement will remain in place until December 31, 2020 with respect to the Small-Cap Growth Fund and November 1, 2014 with respect to the Strategic Growth Fund.

During the last three fiscal years,  Roxbury waived and reimbursed the following fees with respect to the Small-Cap Growth Fund:

12 Months Ended June 30, 2013	12 Months Ended June 30, 2012	12 Months Ended June 30, 2011

$200,286	$240,451	$250,121

During the last two fiscal years or periods, as applicable, Roxbury waived and reimbursed the following fees with respect to the Strategic Growth Fund:

12 Months Ended June 30, 2013	8 Months Ended June 30, 2012

$241,299	$137,223

Advisory Services.  Under the terms of the Investment Advisory Agreement, Roxbury agrees to:  (a) direct the investments of each Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for each Fund securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Funds and Roxbury performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Funds and/or their administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and Officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities.  Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Fund.  The Trust and/or Roxbury may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory and Sub-Advisory Agreements provide that Roxbury, Hood River and Mar Vista, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Agreement.

The salaries of any Officers of the Trust who are affiliated with Roxbury and the salaries of all personnel of Roxbury performing services for each Fund relating to research, statistical and investment activities are paid by Roxbury.

Sub-Advisory Services.  Under the terms of the Hood River Sub-Advisory Agreement, Hood River agrees to direct the investments of the Small-Cap Growth Fund, under the supervision of Roxbury and subject to and in accordance with the Small-Cap Growth Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; and purchase and sell the Small-Cap Growth Fund securities and other investments consistent with the Small-Cap Growth Fund’s objective and policies.

Pursuant to the Hood River Sub-Advisory Agreement, Hood River is entitled to annually receive from Roxbury an annual sub-advisory fee, paid monthly, of 1.00% of the first $1 billion of the Small-Cap Growth Fund’s average daily net assets, 0.95% of the next $1 billion of the Small-Cap Growth Fund’s average daily net assets, and 0.90% of the Small-Cap Growth Fund’s average daily net assets over $2 billion.  For the fiscal year ended June 30, 2013, Hood River, after waivers and reimbursements, received $386,983 in sub-advisory fees with respect to the Small-Cap Growth Fund.

Under the terms of the Mar Vista Sub-Advisory Agreement, Mar Vista agrees to direct the investments of the Strategic Growth Fund, under the supervision of Roxbury and subject to and in accordance with the Strategic Growth Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; and purchase and sell the Strategic Growth Fund securities and other investments consistent with the Strategic Growth Fund’s objective and policies.

Pursuant to the Mar Vista Sub-Advisory Agreement, Mar Vista is entitled to annually receive from Roxbury 0.75% for the sub-advisory services, paid monthly, as a percentage of the Strategic Growth Fund’s average daily net assets.  For the fiscal year ended June 30, 2013, Mar Vista, after waivers and reimbursements did not receive a sub-advisory fee with respect to the Strategic Growth Fund.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated as of February 2, 2007 (the “Administration Agreement”), BNY Mellon provides administration and accounting services for the Funds such as preparing shareholder reports, providing statistical and research data, assisting Roxbury in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds.  In addition, BNY Mellon prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds.  The accounting services performed by BNY Mellon include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds.

The Administration Agreement had an initial three year term. The Administration Agreement shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days’ prior written notice to the other party.  For its services, BNY Mellon receives an annual fee of .07% of each Fund’s average net assets.  BNY Mellon is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.

For the past three fiscal years, the Small-Cap Growth Fund paid the following administrative fees:

12 Months Ended June 30, 2013	12 Months Ended June 30, 2012	12 Months Ended June 30, 2011

$77,193	$100,325	$115,593

For the past two fiscal years or periods, as applicable, the Strategic Growth Fund paid the following administrative fees:

12 Months Ended June 30, 2013	8 Months Ended June 30, 2012

$40,172	$23,500

ADDITIONAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm.  BBD, LLP serves as the independent registered public accounting firm to the Trust providing services which include (1) auditing the annual financial statements for the Funds; and (2) the review of the annual federal income tax returns filed on behalf of each Fund.  BBD, LLP is located at 1835 Market Street, Philadelphia, PA 19103.

Legal Counsel.  Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

Custodian.  The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Funds’ custodian.  The custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.  BNY Mellon Investment Servicing Trust Company receives a fee for its services based on the average daily net assets of each Fund and the number of security transactions of each Fund.

Transfer Agent.  BNY Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the transfer agent and dividend paying agent.

DISTRIBUTION OF SHARES

Foreside Fund Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust.  Pursuant to the terms of the Underwriting Agreement, the Distributor distributes  shares of the Funds as agent for the Trust.  Shares of the Funds are offered continuously.

Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to distribute  shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Funds.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Fund shares.  With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser rather than the Distributor, typically enter into such agreements.  These financial intermediaries may charge a fee for their services and may receive shareholder service fees or other fees from parties other than the Distributor.

The Underwriting Agreement became effective July 1, 2012 and has an initial two year term.  The Underwriting Agreement shall continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.  The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Underwriting Agreement terminates automatically in the event of an assignment.  The Underwriting Agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Fund.

PORTFOLIO MANAGERS - SMALL-CAP GROWTH FUND

Other Accounts Managed.  The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund as of June 30, 2013.

Portfolio Manager(s) jointly	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed
by Portfolio Manager(s) within each
category below, number of
accounts and the total assets in the accounts
with respect to which the advisory fee
is based on the performance of
the account.

and primarily responsible for the day to day	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
management of the Small-Cap Growth Fund’s assets	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Hood River Capital Management, LLC
Robert A. Marvin*	1	$59	0	$0	25	$616	0	$0	0	$0	6	$65
Brian P. Smoluch*	1	$59	0	$0	25	$616	0	$0	0	$0	6	$65
David G. Swank*	1	$59	0	$0	25	$616	0	$0	0	$0	6	$65

*The Small-Cap Growth Fund is managed by the Small-Cap Growth Investment Team. The total amount of assets and number of accounts are shown on each Portfolio Manager’s row.

Material conflicts of interest.  Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.  The table below discusses potential material conflicts of interest identified by Hood River in connection with the management of the Fund.  Additional conflicts of interest may potentially exist or arise that are not discussed below.

Portfolio Managers	Description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments and the investments of the other accounts managed.

Hood River Capital Management LLC • Robert C. Marvin • Brian P. Smoluch • David G. Swank

Hood River understands that potential material conflicts of interest exist in “side-by-side” management.  As such, Hood River has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy.  When possible, Hood River aggregates the same transactions in the same securities for many accounts to enhance execution.  Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.

Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity.  Hood River utilizes a trade rotation in these situations.  The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate.

Hood River’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.

Compensation.  Following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Funds, Hood River or any other source with respect to managing the Fund and any other accounts.

Portfolio Managers	Structure of, and method used to determine, the compensation of each Portfolio Manager, including the criteria on which compensation is based
Hood River Capital Management LLC • Robert C. Marvin • Brian P. Smoluch • David G. Swank

Hood River’s investment professionals receive a base salary commensurate with their level of experience.  Hood River’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys.  Each Portfolio Manager’s compensation includes a combination of base salary and a competitive benefits package.

Ownership of securities.  The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Small-Cap Growth Fund as of June 30, 2013.

Portfolio Managers	Dollar Value of Portfolio Shares Beneficially Owned
Robert C. Marvin	$100,001-500,000
Brian P. Smoluch	$1-100,000
David G. Swank	$0

PORTFOLIO MANAGERS - STRATEGIC GROWTH FUND

Other Accounts Managed.  The following table provides additional information about other accounts managed by the portfolio managers primarily responsible for the day-to-day management of the Strategic Growth Fund as of June 30, 2013.

Portfolio Manager(s) jointly	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio
Manager(s) within each category below, number
of accounts and the total assets in the accounts
with respect to which the advisory fee is based
on the performance of the account.

and primarily responsible for the day to day	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
management of the Strategic Growth Fund’s assets	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Mar Vista Investment Partners, LLC
Silas A. Myers	1	$9	3	$489	98	$1,128	0	$0	0	$0	1	$33
Brian L. Massey	1	$9	3	$489	98	$1,128	0	$0	0	$0	1	$33

*The Strategic Growth Fund is managed by the Strategic Growth Investment Team. The total amount of assets and number of accounts are shown on each Portfolio Manager’s row.

Material conflicts of interest.  Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.  The table below discusses potential material conflicts of interest identified by Mar Vista in connection with the management of the Fund.  Additional conflicts of interest may potentially exist or arise that are not discussed below.

Portfolio Managers	Description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments and the investments of the other accounts managed.

Mar Vista Investment Partners LLC • Silas A. Myers • Brian L. Massey

Mar Vista understands that potential material conflicts of interest exist in “side-by-side” management.  As such, Mar Vista has always had procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy.  When possible, Mar Vista aggregates the same transactions in the same securities for many accounts to enhance execution.  Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.

Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity.  Mar Vista utilizes a trade rotation in these situations.  The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro rata allocation is not appropriate.

Mar Vista’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.

Compensation.  Following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, Mar Vista or any other source with respect to managing the Fund and any other accounts.

Portfolio Managers	Structure of, and method used to determine, the compensation of each Portfolio Manager, including the criteria on which compensation is based

Mar Vista Investment Partners LLC • Silas A. Myers • Brian L. Massey

Mar Vista’s investment professionals receive a base salary commensurate with their level of experience.  Mar Vista’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys.  Each Portfolio Manager’s compensation includes a combination of base salary, bonus, a benefits package, and a profit sharing plan linked directly to the net income of Mar Vista’s strategic growth accounts.  Each Portfolio Manager participates in the Strategic Growth Fund’s division’s profit growth through annual profit (bonus) distribution.  Compensation is tied to performance in this way.

Ownership of securities.  The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Strategic Growth Fund as of June 30, 2013.

Portfolio Managers	Dollar Value of Portfolio Shares Beneficially Owned
Silas A. Myers	$0

Brian L. Massey	$0

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions.  Roxbury, Hood River or Mar Vista as the case may be, places all portfolio transactions on behalf of the applicable Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions.  Debt securities purchased and sold by the Funds are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument.  This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.  When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.  When buying or selling securities, a Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Fund.

During the fiscal years ended June 30, 2013, June 30, 2012 and June 30, 2011, the Small-Cap Growth Fund paid the following brokerage commissions:

12 Months Ended June 30, 2013	12 Months Ended June 30, 2012	12 Months Ended June 30, 2011

$180,177	$354,329	$528,162

During the fiscal year or period ended June 30, 2013 and June 30, 2012, the Strategic Growth Fund paid the following in brokerage commissions:

12 Months Ended June 30, 2013	12 Months Ended June 30, 2012

$4,523	$2,015

Brokerage Selection.  The primary objective of Hood River, with respect to the Small-Cap Growth Fund, and Mar Vista, with respect to the Strategic Growth Fund, in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates.  In selecting and monitoring a broker or dealer, Hood River and Mar Vista consider, among other things:  (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Funds or to Hood River or Mar Vista, as the case may be.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available.  Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.  The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities.  Accordingly, in recognition of research services provided to it, a Fund may pay a higher brokerage commission than those available from another broker.

Research services received from broker-dealers supplement Hood River’s or Mar Vista’s own research (and the research of any affiliates), and may include the following types of information:  statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies;

performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software.  Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.  The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets.  Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates.  An investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

During the fiscal year ended June 30, 2013, the Small-Cap Growth Fund directed transactions and paid brokerage commissions because of research services provided in the following amounts:

12 Months Ended June 30, 2013

Commissions Paid	Transactions Directed
$158,155	$98,437,420

During the fiscal year ended June 30, 2013, the Strategic Growth Fund directed transactions and paid brokerage commissions because of research services provided in the following amounts:

12 Months Ended June 30, 2013

Commissions Paid	Transactions Directed
$3,969	$6,435,144

Allocation of Portfolio Transactions.  Some of Hood River’s or Mar Vista’s other clients have investment objectives and programs similar to that of the applicable Fund.  Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Fund.  Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities.  It is the policy of Hood River and Mar Vista not to favor one client over another in making recommendations or in placing orders.  In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between such Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

Each Fund has one class of shares — Institutional Shares.  The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held.  Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable.  Each Fund and class takes separate votes on matters affecting only that Fund or class.  For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders.  A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares.  Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders.  Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

The Funds may involuntarily redeem a shareholder’s shares: (a) if the shareholder owns shares of any Fund having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of a Fund equal to or in excess of a maximum percentage of the outstanding shares of such Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust.  In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of a Fund.  The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of a Fund, the Trust may require the shareholder to redeem his or her shares.

The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its Funds to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any Fund to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its Funds.  Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any Fund into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to a particular Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest.  The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law.  However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction.  Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or any Fund or class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of a Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices.  In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.  Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust further provides that (i) the appointment, designation or identification of a Trustee as chairperson of the Board of Trustees or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares.  Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus.  Additional methods to purchase shares for non-institutional investors are as follows:

Individual Retirement Accounts:  You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”).  To order an application for an IRA and a brochure describing a Fund IRA, call (800) 497-2960.  BNY Mellon Investment Servicing Trust Company, as custodian for each IRA account, receives an annual fee of $12 per Social Security Number, paid directly to BNY Mellon Investment Servicing Trust Company by the IRA shareholder.  If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan:  You may purchase Fund shares through an Automatic Investment Plan (“AIP”).  Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $100,000 minimum for Institutional Shares).  You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually.  The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time), on or about the 20th day of the month.  For more information about the Automatic Investment Plan, please call (800) 497-2960.

Payroll Investment Plan:  The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions.  To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department.  Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan.  It is the sole responsibility of your employer, not the Funds, the Distributor, the investment adviser, sub-adviser or the transfer agent, to arrange for transactions under the PIP.  The Funds reserve the right to vary their minimum purchase requirements for employees participating in a PIP.  For more information regarding PIP call (800) 497-2960.

Redemption of Shares.  Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus.  Additional methods to redeem shares are as follows:

By Wire:  Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the U.S. if the amount is $1,000 or more.  The receiving bank may charge a fee for this service.  Proceeds also may be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days.  In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions.  You may change the bank account that you have designated to receive amounts redeemed at any time.  Any request to change the bank account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted.  A signature and a medallion signature guarantee are required for each person in whose name the bank account is registered.  Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan:  If you are a non-institutional investor and you own shares of the Fund with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually.  The minimum withdrawal available is $100.  The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month.  For more information regarding SWP call (800) 497-2960.

Additional Information Regarding Redemptions:  If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer.  These procedures are for the protection of shareholders and should be followed to ensure prompt payment.  Redemption requests must not be conditional as to date or price of the redemption.  Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption.  Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption.  Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed other than customary weekend and holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists.  In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund.  If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.  Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period.  This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares.  The net asset value per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding.  This determination is made by BNY Mellon, as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) each day the Funds are open for business.  The Funds are open for business on days when the Exchange and BNY Mellon are open for business.

In valuing a Fund’s assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued.  Lacking any sales on such day, the security will be valued at the mean between the closing ask price and the closing bid price.  Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively.  Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued.  If there are no such sales on such day, the value shall be the mean between the closing ask price and the closing bid price.  The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing ask price and the closing bid price.  Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and ask price for such security in the over-the-counter market.  Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others.  Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DIVIDENDS

Dividends, if any, from a Fund’s net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually.

TAXATION OF THE FUNDS

General.  The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans,  gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of a Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Capital Loss Carryforwards.  As of June 30, 2013, the Small-Cap Growth Fund had capital loss carryforwards for federal income tax purposes, which are available to reduce its future net capital gain.  The amounts and years of expiration of those carryforwards are as follows:

Amount	Expiring June 30,
$7,907,188	2017
$10,706,365	2018

As of June 30, 2013, the Strategic Growth Fund had no capital loss carryforwards.

The Regulated Investment Company Act of 2010 changed the treatment of capital loss carryforwards.  Capital loss carryforwards incurred in taxable years beginning after December 22, 2010 (the “Enactment Date”) can be carried forward indefinitely and will retain their character as short term or long term capital losses.  Capital loss carryforwards from years beginning prior to the Enactment Date expire after 8 years.  Capital loss carryforards incurred in taxable years beginning after the enactment date are required to be used before capital loss carryforwards from years beginning prior to the Enactment Date.  This could cause pre-Enactment Date loss carryfowards to expire before they can be used.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments.  The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

PERFORMANCE INFORMATION

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature.  Average annual total return and yield are computed pursuant to formulas specified by the SEC.

Thirty-day yield is derived by dividing net investment income earned during the period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of such period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized by assuming that yield is realized each month for twelve months and is reinvested every six months. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

Average annual total return (before taxes) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period.  This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.  This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.  In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions).  The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date.  These tax rates may vary over the measurement period.  The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels; (ii) the impact of the federal alternative minimum tax; and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period.  This calculation assumes a complete redemption of the investment.  This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.  In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period.  The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.  The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels; (ii) the impact of the federal alternative minimum tax; and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.  The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation.  The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.

Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual value of such investment at the end of such period.

Each Fund may also from time to time advertise total return on a cumulative, average, year- by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value.  An after-tax total return for a Fund may be calculated by taking its total return and subtracting applicable federal taxes from the portions of a Fund’s total return attributable to capital gain and ordinary income distributions.  This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.  Any performance information which is based on a Fund’s net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.  The Funds’ performance quotations do not reflect any fees charged by a financial intermediary to its customer accounts in connection with investments in the Funds.

A Fund’s performance data will be based on historical results and will not be intended to indicate future performance.  A Fund’s total return, yield and distribution rate will vary based on market conditions, portfolio expenses, portfolio investment and other factors. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund. The value of a Fund’s shares will fluctuate and an investor’s shares may be worth more or less than their original cost upon redemption. Performance may reflect expense limitations in effect. In their absence, performance would be reduced.

FINANCIAL STATEMENTS

The financial statements of the Small-Cap Growth Fund and the Strategic Growth Fund for the fiscal year ended June 30, 2013 are included in the Annual Report to shareholders and the report dated August 27, 2013 of BBD, LLP, the independent registered public accounting firm for the Funds, related thereto are incorporated herein by reference.  No other parts of the Annual Report are incorporated herein by reference.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks — Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” — An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•                  Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                  Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

ROXBURY CAPITAL MANAGEMENT, LLC

Proxy Voting Policies and Procedures

I.  GENERAL PRINCIPLES

Roxbury Capital Management, LLC (“Roxbury”) recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.

These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Roxbury has direct voting authority.  The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Roxbury’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the “Proxy Voting Guidelines” below.  Any changes to the Proxy Voting Guidelines (“Guidelines”) must be pre-approved in writing by the Proxy Voting Committee (“Committee”).

II. VOTING PROCESS

Roxbury votes all proxies on behalf of a client’s portfolio in fundamentally driven strategies unless: a) the client requests in writing that Roxbury not vote; b) the proxies are associated with unsupervised securities; c) the proxies are associated with securities transferred to Roxbury’s management then liquidated; d) the costs of voting the proxies outweigh the benefits; or e) the proxy ballot is not received.

In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury’s investment management services (“Wrap Fee Agreement”).  If Roxbury does not vote the proxies, it may make proxy-voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.

The Operations Department (“Operations”) is responsible for coordinating the voting of proxies received by Roxbury. Operations will forward proxy proposals to the appropriate industry Analyst or Portfolio Manager.  The Analyst or Portfolio Manager will review the issues to be voted upon, related information, and the research provided by a proxy research service.  The proxy research service also provides customized proxy research consistent with Roxbury’s policies for accounts with special vote sensitivities, including Taft Hartley accounts.  The Analyst or Portfolio Manager will make a recommendation as to how the proxy issues should be voted.

B-1

The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

a)  supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Roxbury and the proxy voting process with respect to securities owned by a client;

b)  determines how to vote proxies relating to issues not covered by these Policies; and

c)  determines when Roxbury may deviate from these Policies.

The Proxy Voting Committee has at least three members at all times.  Members of the Committee are comprised of Portfolio Managers and the Chief Compliance Officer.

The Proxy Voting Committee will review the Analyst or Portfolio Manager’s recommendation if it differs from the proxy research firm’s recommendation per the Proxy Voting Guidelines.  Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee.  If a Committee member disagrees with the recommendation of the Analyst or Portfolio Manager, the reasons for the disagreement will be documented.  Compliance will keep documents of proxy decisions made by the Committee.  Since Roxbury generally considers the quality of a company’s management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

Roxbury may determine not to vote proxies with respect to securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.  Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances.  As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience of voting the securities outweigh the benefits to clients.

Roxbury uses a proxy-voting agent to ensure that, as much as possible, eligible shares are voted and timely reporting is provided to Roxbury and its clients.  Operations submits proxy votes for a portfolio to the proxy-voting agent if the custodian of the portfolio’s assets has a relationship with the agent, the custodian sets up the distribution of ballots properly for Roxbury to vote, and the portfolio is set up properly in the proxy-voting agent’s system.  If Roxbury receives ballots from a source other than the proxy-voting agent, Roxbury will try to vote them using other means.

B-2

FORM N-lA

PART C:  OTHER INFORMATION

Item 28.	EXHIBITS.

(a)(1)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.

(a)(2)	Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(a)(3)

Schedule A to Amended and Restated Agreement and Declaration of Trust amended August 30, 2011 is incorporated herein by reference to Exhibit (a)(3) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2011.

(b)	By-laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.

(c)(1)

Article 3 and Article 7 of Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference to Exhibit (a)(3) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(c)(2)	Article 3, Article 8 and Article 9 of By-laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(d)(1)

Interim Advisory Agreement between the Registrant and Roxbury Capital Management, LLC dated May 16, 2011 is incorporated herein by reference to Exhibit (d)(1) of Registrant’s Registration Statement on Form N-1A as filed on August 15, 2011.

(d)(2)

Investment Advisory Agreement between the Registrant and Roxbury Capital Management, LLC dated August 9, 2011 is incorporated herein by reference to Exhibit (d)(2) of Registrant’s Registration Statement on Form N-1A as filed on August 15, 2011.

(d)(3)

Sub-Advisory Agreement between Roxbury Capital Management, LLC and Mar Vista Investment Partners, LLC, dated October 28, 2011, is incorporated herein by reference to Exhibit (d)(3) of the Registrant’s Registration Statement on Form N-1A as filed October 26, 2012.

(d)(4)	Sub-Advisory Agreement between Roxbury Capital Management, LLC and Hood River Capital Management LLC, dated as of May 30, 2013, is filed herewith.

(d)(5)

Expense Limitation Agreement between the Registrant and Roxbury Capital Management, LLC is incorporated herein by reference to Exhibit (d)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(d)(6)

Amended Schedule A and Amended Schedule B to the Investment Advisory Agreement between the Registrant and Roxbury Capital Management, LLC dated August 30, 2011 is incorporated herein by reference to Exhibit (d)(5) of the Registrant’s Registration Statement on Form N-1A as filed October 28, 2011.

(d)(7)

Amended Exhibit A to the Expense Limitation Agreement between the Registrant and Roxbury Capital Management, LLC is incorporated herein by reference to Exhibit (d)(7) of the Registrant’s Registration Statement on Form N-1A as filed October 26, 2012.

(d)(8)

Amendment No. 1 to Expense Limitation Agreement between the Registrant and Roxbury Capital Management dated November 28, 2012 is incorporated herein by reference to Exhibit (d)(8) of the Registrant’s Registration Statement on Form N-1A as filed on August 26, 2013.

(e)(1)

Underwriting Agreement between the Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(e)(2)

Form of Amended Exhibit A to Underwriting Agreement between the Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Registration Statement on Form N-1A as filed October 28, 2011.

(e)(3)

Underwriting Agreement between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(3) of the Registrant’s Registration Statement on Form N-1A as filed October 26, 2012.

(e)(4)

Form of Dealer Agreement between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(4) of the Registrant’s Registration Statement on Form N-1A as filed October 26, 2012

(f)	None

(g)

Custodian Services Agreement between the Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009.

(h)(1)

Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit (h)(1) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009.

(h)(2)

Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit (h)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009.

(h)(3)

Amended Exhibit A to the Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(3) of the Registrant’s Registration Statement on Form N-1A as filed October 26, 2012.

(h)(4)

Amended Exhibit A to the Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(4) of the Registrant’s Registration Statement on Form N-1A as filed October 26, 2012.

(i)	Opinion of Counsel is incorporated herein by reference to Exhibit (i) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2011.

(j)(1)	Consent of BBD, LLP, Independent Registered Accounting Firm, is filed herewith.

(j)(2)	Consent of Counsel is filed herewith.

(k)	None.

(l)(1)	Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(l)(2)

Share Purchase Agreement with respect to the Roxbury/Mar Vista Strategic Growth Fund dated October 31, 2011 is incorporated herein by reference to Exhibit (l)(2) of the Registrant’s Registration Statement on Form N-1A as filed October 26, 2012.

(m)	None.

(n)

Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed on June 30, 2006.

(p)(1)

Code of Ethics for Roxbury Capital Management, LLC, Mar Vista Investment Partners, LLC and Hood River Capital Management LLC is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Registration Statement on Form N-1A as filed on August 26, 2013.

Item 29.                          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

None.

Item 30.                          INDEMNIFICATION.

Article 9 of the Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Declaration of Trust is incorporated herein by reference to Exhibit 23(a)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

The Trust is party to an investment advisory agreement with Roxbury Capital Management, LLC (the “Adviser”). Section 8 of the investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement, the Adviser shall not be subject to liability to the Trust or a Fund, any Portfolio of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or a Fund.

The Trust is party to an underwriting agreement with Foreside Fund Services, LLC (formerly Professional Funds Distributor, LLC) (the “Principal Underwriter”).  Section 9 of the underwriting agreement provides that the Trust will indemnify and hold harmless the Principal Underwriter and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys’ fees and disbursements and liabilities arising under the federal securities laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Principal Underwriter takes in connection with the provision of services to the Trust.  Notwithstanding the foregoing, neither the Principal Underwriter, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by the Principal Underwriter’s or its affiliates’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the underwriting agreement or any material breach by the Principal Underwriter of the underwriting agreement or any other agreement between the Principal Underwriter and the Trust.

The Trust also agrees to indemnify and hold harmless the Principal Underwriter, its officers, directors, and employees, and any person who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 (the “1933 Act”), free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys’ fees) losses, damages, charges, payments and liabilities of any sort or kind which the Principal Underwriter, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon:  (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Trust’s Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Trust’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Trust by the Principal Underwriter or its affiliated persons for use in the Trust’s Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which the Trust, its officers and trustees, or such controlling person, may incur in connection with the underwriting agreement or the Principal Underwriter’s performance thereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of the Principal Underwriter’s willful misfeasance, bad faith or gross negligence in the performance of the Principal Underwriter’s duties under the underwriting agreement.  The Trust acknowledges and agrees that in the event that the Principal Underwriter, at the request of the Trust, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling shares of the Trust or servicing agent servicing the shareholders of the Trust and such broker-dealer or servicing agent shall make a claim for indemnification against the Principal Underwriter, the Principal Underwriter shall make a similar claim for indemnification against the Trust.

Item 31.                          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Roxbury Capital Management, LLC (“Roxbury”) is the investment adviser to the Roxbury/Hood River Small-Cap Growth Fund and the Roxbury/Mar Vista Strategic Growth Fund.  Set forth below is a list of principal officers and directors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position with Roxbury	Other Substantial Business, Profession, Vocation or Employment
Brian Beh	Board Member, Chief Executive Officer, and Chief Compliance Officer	Board Member and Chief Compliance Officer at Mar Vista Investment Partners LLC, Board Member and Chief Compliance Officer at Hood River Capital Management LLC
Jon Foust	Board Member and President	None
Robert A. Schmaltz	Chief Operating Officer	None

Hood River Capital Management LLC (“Hood River”) is the investment sub-adviser to the Roxbury/Hood River Small-Cap Growth Fund.  Set forth below is a list of principal officers and directors of Hood River, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position with Hood River	Other Substantial Business, Profession, Vocation or Employment
Brian P. Smoluch	Board Member, Chief Executive Officer	None
Robert C. Marvin	Board Member, Chairman and Secretary	None
David G. Swank	Board Member, President and Chief Investment Officer	None
Brian Beh	Board Member and Chief Compliance Officer	Board Member, Chief Executive Officer and Chief Compliance Officer at Roxbury Capital Management, LLC, Board Member and Chief Compliance Officer at Mar Vista Investment Partners, LLC

Mar Vista Investment Partners, LLC is the investment sub-adviser to the Roxbury/Mar Vista Strategic Growth Fund.  Set forth below is a list of the principal officers and directors of Mar Vista, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position with Mar Vista	Other Substantial Business, Profession, Vocation or Employment
Silas Myers	Board Member , Chief Executive Officer, Chairman and Portfolio Manager	None
Brian Massey	Board Member, President and Portfolio Manager	None
Brian Beh	Board Member and Chief Compliance Officer	Board Member, Chief Executive Officer and Chief Compliance Officer at Roxbury Capital Management, LLC; Board Member and Chief Compliance Officer at Hood River Capital Management LLC

Item 32.  Foreside Fund Services, LLC

Item 32(a)                                      Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	Bridgeway Funds, Inc.
6.	Broadmark Funds
7.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
8.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
9.	Direxion Shares ETF Trust
10.	DundeeWealth Funds
11.	Exchange Traded Concepts Trust II
12.	FlexShares Trust
13.	Forum Funds
14.	Forum Funds II
15.	FQF Trust
16.	FSI Low Beta Absolute Return Fund
17.	Gottex Multi-Alternatives Fund - I
18.	Gottex Multi-Alternatives Fund - II
19.	Gottex Multi-Asset Endowment Fund - I
20.	Gottex Multi-Asset Endowment Fund - II
21.	Henderson Global Funds
22.	Ironwood Institutional Multi-Strategy Fund LLC
23.	Ironwood Multi-Strategy Fund LLC
24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
25.	Manor Investment Funds
26.	Nomura Partners Funds, Inc.
27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
28.	PMC Funds, Series of Trust for Professional Managers
29.	Precidian ETFs Trust
30.	Quaker Investment Trust

31.	RevenueShares ETF Trust
32.	Salient MF Trust
33.	Sound Shore Fund, Inc.
34.	The Roxbury Funds
35.	Turner Funds
36.	Wintergreen Fund, Inc.

Item 32(b)                                      The following are the Officers and Managers of the Distributor, the Registrant’s principal underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)                                       Not applicable.

Item 33.                          LOCATION OF ACCOUNTS AND RECORDS.

(1)	The Bank of New York Mellon, One Wall Street, New York, NY 10286 (records relating to its functions as custodian).

(2)	Foreside Fund Services, LLC, Three Canal Plaza Suite 100 Portland, ME 04101 (records relating to its functions as distributor).

(3)	BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and with respect to minute books).

(4)	BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as transfer agent and dividend disbursing agent).

(5)	Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103 (Registrant’s Agreement and Declaration of Trust and By-laws).

(6)	Roxbury Capital Management, LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343 (records relating to its functions as investment adviser).

Item 34.                          MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.                          UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 (“Amendment”) to its Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minnetonka, and State of Minnesota, on the 25th day of October, 2013.

THE ROXBURY FUNDS

By:	/s/ Brian C. Beh
Name:	Brian C. Beh
Title:	President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*Kennth Gudorf	Trustee and Chairman of the Board	October 25, 2013
Kenneth Gudorf

* John Otterlei	Trustee	October 25, 2013
John Otterlei

/s/ Brian C. Beh	President(Principal Executive Officer) and Chief Compliance Officer and Anti-Money Laundering Compliance Officer	October 25, 2013
Brian C. Beh

/s/ Brooke Clements	Treasurer (Principal Financial Officer)	October 25, 2013
Brooke Clements

*By:	/s/ Brian C. Beh
Brian C. Beh
Attorney-In-Fact (pursuant to Power of Attorney)

THE ROXBURY FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John Otterlei, hereby constitutes and appoints Brian C. Beh and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of The Roxbury Funds, the Registration Statement on Form N-1A and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:  June 6, 2006

/s/ John Otterlei
John Otterlei

THE ROXBURY FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Kenneth Gudorf, hereby constitutes and appoints Brian C. Beh and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of The Roxbury Funds, the Registration Statement on Form N-1A and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:  June 6, 2006

/s/ Kenneth Gudorf
Kenneth Gudorf

EXHIBIT INDEX

Exhibit No.	Description

(d)(4)	Sub-Advisory Agreement between Roxbury Capital Management, LLC and Hood River Capital Management LLC, dated as of May 30, 2013

(j)(1)	Consent of BBD, LLP

(j)(2)	Consent of Counsel